Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Revenue and other income
Revenue from collaboration and licensing agreements	€ 12,112	€ 56,155	€ 68,609
Government financing for research expenditures	12,591	13,618	16,840
Total revenue and other income	24,703	69,773	85,449
Operating expenses
Research and development expenses	(47,004)	(49,708)	(62,897)
General and administrative expenses	(25,524)	(18,986)	(20,977)
Total operating expenses	(72,528)	(68,694)	(83,874)
Operating income (loss)	(47,825)	1,079	1,575
Financial income	6,344	4,855	11,269
Financial expenses	(3,997)	(6,763)	(4,976)
Net financial income (loss)	2,347	(1,908)	6,293
Net income (loss) before tax	(45,478)	(829)	7,868
Income tax expense	0	0	0
Net income (loss) from continuing operations	(45,478)	(829)	7,868
Net income (loss) from discontinued operations	(7,331)	(63,155)	(28,627)
Net income (loss)	€ (52,809)	€ (63,984)	€ (20,759)
Basic income (loss) per share (in EUR per share)	€ (0.66)	€ (0.81)	€ (0.31)
Diluted income (loss) per share (in EUR per share)	(0.66)	(0.81)	(0.31)
Basic income (loss) per share from continuing operations (in EUR per share)	(0.57)	(0.01)	0.12
Diluted income (loss) per share from continuing operations (in EUR per share)	(0.57)	(0.01)	0.12
Basic income (loss) per share from discontinued operations (in EUR per share)	(0.09)	(0.80)	(0.43)
Diluted income (loss) per share from discontinued operations (in EUR per share)	€ (0.09)	€ (0.80)	€ (0.43)

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.